Vanguard® Short-Term Inflation-Protected Securities Index Fund
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	2,583,558	2,579,117
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	2,309,283	2,285,108
	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	2,367,419	2,318,221
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	1,613,674	1,598,294
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	1,891,708	1,839,391
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	2,592,140	2,526,122
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	2,301,498	2,225,261
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	2,163,689	2,092,693
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	1,035,121	1,022,343
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	1,777,523	1,698,090
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	2,178,543	2,081,530
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	2,460,009	2,341,621
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	2,021,746	1,921,922
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	1,003,358	1,002,888
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	2,513,043	2,364,224
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	2,236,662	2,122,382
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/27	2,520,023	2,479,860
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	2,284,119	2,152,426
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	946,609	931,522
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/28	2,488,618	2,404,238
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	969,114	1,018,175
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	1,988,343	1,889,547
	United States Treasury Inflation Indexed Bonds	2.375%	10/15/28	2,560,758	2,594,768
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	1,705,375	1,615,842
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	874,169	889,604
	United States Treasury Inflation Indexed Bonds	2.125%	4/15/29	2,651,605	2,656,577
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	1,125,850	1,215,918
Total U.S. Government and Agency Obligations (Cost $53,762,702)					51,867,684
				Shares
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[1]	Vanguard Market Liquidity Fund (Cost $608,344)	5.380%		6,084,054	608,345
Total Investments (100.7%) (Cost $54,371,046)					52,476,029
Other Assets and Liabilities—Net (-0.7%)					(348,629)
Net Assets (100%)					52,127,400
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Short-Term Inflation-Protected Securities Index Fund
The following table summarizes the market value of the fund’s investments as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	51,867,684	—	51,867,684
Temporary Cash Investments	608,345	—	—	608,345
Total	608,345	51,867,684	—	52,476,029